Debt - Expected future minimum principal payments (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Borrowings
2024, remainder	$ 45,470
2025	0
2026	5,000
Total	50,470	$ 79,856
Convertible Notes
Borrowings
2024, remainder	5,630
2025	0
2026	5,000
Total	10,630
Borrowings
Borrowings
2024, remainder	39,840
2025	0
Total	$ 39,840